CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 2,861,965	$ 361,228	$ 314,368
Accounts receivable, net	1,296,834	889,657	853,000
Leases receivable, current portion	974,976	994,728	617,741
Prepaid and other current assets	340,853	192,221	135,422
Inventory	1,903,820	1,244,072	892,501
Total current assets	7,378,448	3,681,906	2,813,032
Property and equipment, net	1,972,809	2,145,831	2,665,565
Leases receivable, non-current	2,181,623	2,697,696	1,751,308
Total assets	11,532,880	8,525,433	7,229,905
Current liabilities:
Accounts payable	1,606,718	632,428
Accounts payable and accrued expenses			956,408
Accrued expenses and other current liabilities	547,065	462,296
Accrued interest			9,927
Capital lease, current portion			10,361
Notes payable and other obligations, current portion	39,628	63,182	66,581
Unearned income, current portion	223,527	245,058	435,781
Deferred revenue, current portion	993,587	611,572	136,530
Total current liabilities	3,410,525	2,014,536	1,615,588
Capital lease, current portion			5,479
Deferred revenue, less current portion	86,531
Other non-current liabilities	57,697
Notes payable and other obligations, less current portion	22,254	1,582	59,286
Unearned income, less current portion	258,370	363,381
Line of credit, net of discount	3,836,164	3,025,223	1,195,938
Total liabilities	7,671,541	5,404,722	2,876,291
Equity:
Preferred stock - $0.20 par value, 5,000,000 shares authorized:Class A - 720,000 shares authorized, issued and outstanding	144,000	144,000	144,000
Common stock - $0.001 par value, 200,000,000 shares authorized:5,118,877 and 4,958,913 shares issued and outstanding, respectively	6,402	5,119	4,959
Additional paid-in capital	36,683,053	33,102,512	31,672,378
Accumulated (deficit)	(33,022,790)	(30,185,925)	(27,533,736)
Accumulated other comprehensive income	(16,193)	(8,802)
Total stockholders' equity attributable to parent, Total	3,794,472	3,056,904	4,287,601
Non-controlling interest	66,867	63,807	66,013
Total stockholders' equity	3,861,339	3,120,711	4,353,614
Total liabilities and stockholders' equity	$ 11,532,880	$ 8,525,433	$ 7,229,905